Balance Sheet (Parenthetical) (USD $)	Mar. 31, 2015
Statement of Financial Position [Abstract]
Preferred Stock, Authorized	10,000,000
Preferred Stock, par value	$ 0.001
Preferred Stock, issued
Preferred Stock, outstanding
Common Stock, Authorized	100,000,000
Common Stock, par value	$ 0.001
Common Stock, issued	25,000,000
Common Stock, outstanding	25,000,000